Fair value measurement of instruments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Financial assets, category [Member] | Assets recognized at fair value [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		₩ 3,088,485	₩ 4,492,032
Fair value		3,088,485	4,492,032
Financial assets, category [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		12,962,293	13,581,195
Fair value		12,962,293	13,581,195
Available-for-sale financial assets [Member] | Assets recognized at fair value [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value	[1]	699,833	1,014,732
Fair value	[1]	699,833	1,014,732
Derivative Financial Instruments, Assets [Member] | Not Designated as Hedging Instrument [Member] | Assets recognized at fair value [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		22,020	367,477
Fair value		22,020	367,477
Derivative Financial Instruments, Assets [Member] | Designated as Hedging Instrument [Member] | Assets recognized at fair value [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		10,606	413,897
Fair value		10,606	413,897
Long-term financial instruments [Member] | Assets recognized at fair value [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		542,430	414,466
Fair value		542,430	414,466
Short-term financial instruments [Member] | Assets recognized at fair value [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		1,702,084	2,281,460
Fair value		1,702,084	2,281,460
Financial assets at fair value through profit or loss [Member] | Assets recognized at fair value [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		111,512
Fair value		111,512
Held-to-maturity investments [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		3,144	3,244
Fair value		3,144	3,244
Loans and receivables [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		905,641	834,207
Fair value		905,641	834,207
Trade receivables [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		9,683,769	9,692,391
Fair value		9,683,769	9,692,391
Cash and Cash Equivalents [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		2,369,739	3,051,353
Fair value		2,369,739	3,051,353
Liabilities [Member] | Assets recognized at fair value [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		428,059	138,686
Fair value		428,059	138,686
Liabilities [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		63,970,393	62,782,791
Fair value		66,261,128	66,498,346
Derivative Financial Instruments, Liabilities [Member] | Not Designated as Hedging Instrument [Member] | Assets recognized at fair value [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		150,929	21,529
Fair value		150,929	21,529
Derivative Financial Instruments, Liabilities [Member] | Designated as Hedging Instrument [Member] | Assets recognized at fair value [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		277,130	117,157
Fair value		277,130	117,157
Secured borrowings [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		1,055,554	744,565
Fair value		1,055,554	744,565
Unsecured bond [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		51,146,783	50,749,793
Fair value		53,436,659	54,455,659
Finance lease liabilities [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		418,260	541,179
Fair value		418,260	541,179
Unsecured borrowings [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		2,476,196	2,089,885
Fair value		2,477,055	2,099,574
Trade and other payables [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value	[2]	8,804,741	8,602,407
Fair value	[2]	8,804,741	8,602,407
Bank overdraft [Member] | Assets carried at amortized cost [Member]
Disclosure of fair value measurement of instruments [Line Items]
Book value		68,859	54,962
Fair value		₩ 68,859	₩ 54,962

[1]	Book values of equity securities held by the Company that were measured at cost as of December 31, 2016 and 2017 are ￦138,557 million and ￦37,926 million, respectively, as a quoted market price does not exist in an active market and its fair value cannot be measured reliably.
[2]	Excludes finance lease liabilities.